Financial Risk Management Objectives - Summary of Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payment Obligations (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Interest-bearing loans and borrowings	$ 15,428	$ 11,484
Trade and other payables	27,370	16,879
Foreign exchange forward contracts		3
Lease liability	2,621	3,192
Financial liabilities	56,039	34,842
Within one year [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Interest-bearing loans and borrowings	10,279	11,484
Trade and other payables	27,370	16,879
Foreign exchange forward contracts		3
Lease liability	613	656
Financial liabilities	48,882	32,306
2 to 3 years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Interest-bearing loans and borrowings	462
Lease liability	584	910
Financial liabilities	1,046	910
4 to 5 years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Interest-bearing loans and borrowings	463
Lease liability	431	444
Financial liabilities	894	444
More than five years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Interest-bearing loans and borrowings	4,224
Lease liability	993	1,182
Financial liabilities	5,217	1,182
All other related parties [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Due to related parties	10,620	3,284
All other related parties [Member] | Within one year [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Due to related parties	$ 10,620	$ 3,284